MORGAN STANLEY SERIES FUND
522 Fifth Avenue
New York, New York 10036

August 4, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Series Fund File Nos.: 333-143505; 811-22075 Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 31, 2008.

Very truly yours,

/s/ Edward J. Meehan
Edward J. Meehan Assistant Secretary

Enclosures

cc:  Amy R. Doberman